united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17645 Wright Street, Suite 200 Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Jennifer Farrell, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 5/31/19

Item 1. Reports to Stockholders.

Measured Risk Strategy Fund Class A Shares (MRPAX) Class I Shares (MRPIX)

Semi-Annual Report
May 31, 2019

1-855-907-3407
www.mrp.fund

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Measured Risk Strategy Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.mrp.fund, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

MEASURED RISK STRATEGY FUND
PORTFOLIO REVIEW (Unaudited)
May 31, 2019

The Fund’s performance figures* for the periods ended May 31, 2019, as compared to its benchmark:

	Six Months	One Year	Since Inception **
Measured Risk Strategy Fund - Class A	(18.84)%	(30.16)%	(10.76)%
Measured Risk Strategy Fund - Class A with Load	(22.67)%	(33.47)%	(12.54)%
Measured Risk Strategy Fund - Class I	(18.75)%	(29.96)%	(10.55)%
S&P 500 Total Return Index ***	0.74%	3.78%	10.86%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated April 1, 2019 is 3.40% and 3.15% for Class A and Class I shares, respectively. Class A shares before fee waiver and expense reimbursement are subject to a 4.75% sales load on purchases. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 31, 2020, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 2.25% and 2.00% for Class A and Class I Shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years after fees were waived or reimbursed), if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the adviser. Redemptions within 60 days of purhase are subject to a 1.00% fee. For performance information current to the most recent month-end, please call 1-855-907-3407.

**	Inception date is December 28, 2016.

***	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of the 500 largest large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Asset Type	% of Net Assets
U.S. Government and Agency Obligations	84.1%
Put Options Purchased	10.7%
Short-Term Investment	1.3%
Call Options Purchased	0.9%
Call Options Written	(0.5)%
Put Options Written	(2.2)%
Other Assets in Excess of Liabilities	5.7%
100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

MEASURED RISK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2019

Contracts ^		Expiration Date	Exercise Price	Notional Value	Fair Value
	OPTIONS PURCHASED - 11.6%
	CALL OPTIONS PURCHASED - 0.9%
55	S&P 500 Index	12/20/2019	$3,175	$17,462,500	$40,975
80	S&P 500 Index	3/20/2020	3,400	27,200,000	30,400
	TOTAL CALL OPTIONS PURCHASED (Cost - $122,767)				71,375

	PUT OPTIONS PURCHASED - 10.7%
2,500	iPath S&P 500 VIX Short-Term Futures ETN	6/7/2019	33	8,250,000	775,000
1,000	ProShares Short VIX Short-Term Futures ETF	9/20/2019	38	3,800,000	87,500
	TOTAL PUT OPTIONS PURCHASED (Cost - $842,603)				862,500

	TOTAL OPTIONS PURCHASED (Cost - $965,370)				933,875

Principal
	U.S. GOVERNMENT OBLIGATIONS - 84.1%
$1,000,000	United States Treasury Bill, 2.410% due 6/20/2019 # +	998,936
1,500,000	United States Treasury Bill, 2.410% due 6/27/2019 # +	1,497,770
2,775,000	United States Treasury Bill, 2.455% due 9/12/2019 # +	2,757,113
1,500,000	United States Treasury Bill, 2.415% due 9/26/2019 # +	1,488,973
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $6,741,109)	6,742,792

Shares
	SHORT-TERM INVESTMENT - 1.3%
101,898	Federated Treasury Obligations Fund - Institutional Class, 2.02% **	101,898
	TOTAL SHORT-TERM INVESTMENT (Cost - $101,898)

	TOTAL INVESTMENTS - 97.0% (Cost - $7,808,377)	$7,778,565
	OPTIONS WRITTEN - (2.7)% (Proceeds - $244,566)	(216,125)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.7%	454,501
	NET ASSETS - 100.0%	$8,016,941

Contracts ^		Expiration Date	Exercise Price	Notional Value
	OPTIONS WRITTEN - (2.7)%
	CALL OPTIONS WRITTEN - (0.5)%
55	S&P 500 Index	12/20/2019	$3,275	$18,012,500	$20,625
80	S&P 500 Index	3/20/2020	3,500	28,000,000	19,000
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $70,782)				39,625

	PUT OPTIONS WRITTEN - (2.2)%
2,500	iPath S&P 500 VIX Short-Term Futures ETN	6/7/2019	29	7,250,000	130,000
1,000	ProShares Short VIX Short-Term Futures ETF	9/20/2019	33	3,300,000	46,500
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $173,784)				176,500

	TOTAL OPTIONS WRITTEN (Proceeds - $244,566)				$216,125

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

^	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

#	Discount rate at the time of purchase.

+	All or a portion of this security is held as collateral for written options.

**	Money market fund; interest rate reflects seven-day effective yield on May 31, 2019.

See accompanying notes to financial statements.

MEASURED RISK STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2019

ASSETS
Investment securities:
At cost	$7,808,377
At value	$7,778,565
Receivable for securities sold	998,919
Receivable due from advisor	1,398
Interest receivable	263
Prepaid expenses and other assets	14,031
TOTAL ASSETS	8,793,176

LIABILITIES
Due to broker	408,126
Options Written (Proceeds $244,566)	216,125
Payable to related parties	4,316
Trustees’ Fees	3,927
Distribution (12b-1) fees payable	1,069
Other accrued expenses and other liabilities	142,672
TOTAL LIABILITIES	776,235
NET ASSETS
$8,016,941
NET ASSETS CONSIST OF:
Paid in capital
Accumulated losses	$13,077,245
NET ASSETS	(5,060,304)
$8,016,941
NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	$4,490,825
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	668,007
Maximum offering price per share (maximum sales charge of 4.75%)	$6.72
$7.06
Class I Shares:
Net Assets
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	$3,526,116
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	521,349
$6.76

(a)	Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

MEASURED RISK STRATEGY FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2019

INVESTMENT INCOME
Interest	$101,931
TOTAL INVESTMENT INCOME	101,931

EXPENSES
Investment advisory fees	61,915
Distribution (12b-1) fees
Class A	6,725
Administrative services fees	19,945
Compliance officer fees	12,465
Accounting services fees	11,966
Registration fees	9,972
Transfer agent fees	9,972
Audit and tax fees	7,730
Legal fees	7,480
Trustees fees and expenses	5,984
Printing and postage expenses	4,987
Shareholder service fees	3,740
Custodian fees	1,813
Insurance expense	499
Other expenses	1,247
TOTAL EXPENSES	166,440

Less: Fees waived and/or expenses reimbursed by the Adviser	(60,763)

NET EXPENSES	105,677

NET INVESTMENT LOSS	(3,746)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS
Net realized gain (loss) on:
Investments	4,857
Options purchased	(22,097)
Options written	(1,856,552)
(1,873,792)
Net change in unrealized appreciation (depreciation) on:
Investments	11,321
Options purchased	(102,228)
Options written	90,917
10

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND OPTIONS	(1,873,782)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,877,528)

See accompanying notes to financial statements.

MEASURED RISK STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	May 31, 2019	Year Ended
	(Unaudited)	November 30, 2018
FROM OPERATIONS:
Net investment loss	$(3,746)	$(69,937)
Net realized loss from investments and options written	(1,873,792)	(3,263,453)
Net change in unrealized appreciation of investments	10	137,358
Net decrease in net assets resulting from operations	(1,877,528)	(3,196,032)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid
Class A	—	(858,392)
Class I	—	(865,467)
Net decrease in net assets resulting from distributions to shareholders	—	(1,723,859)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold
Class A	227,920	1,035,595
Class I	12,480	331,634
Reinvestment of distributions
Class A	—	858,392
Class I	—	865,467
Redemption fee proceeds
Class A	5	1,676
Payments for shares redeemed
Class A	(295,609)	(869,562)
Class I	(602,487)	(1,143,326)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(657,691)	1,079,876

TOTAL DECREASE IN NET ASSETS	(2,535,219)	(3,840,015)

NET ASSETS
Beginning of Period	10,552,160	14,392,175
End of Period	$8,016,941	$10,552,160

SHARE ACTIVITY
Class A:
Shares Sold	28,081	100,112
Shares Reinvested	—	78,004
Shares Redeemed	(37,107)	(89,120)
Net increase (decrease) in shares of beneficial interest outstanding	(9,026)	88,996

Class I:
Shares Sold	1,584	31,404
Shares Reinvested	—	78,467
Shares Redeemed	(75,047)	(124,606)
Net decrease in shares of beneficial interest outstanding	(73,463)	(14,735)

See accompanying notes to financial statements.

MEASURED RISK STRATEGY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	For the
	Six Months Ended		For the	For the
	May 31, 2019		Year Ended	Period Ended
Class A Shares	(Unaudited)		November 30, 2018	November 30, 2017 (1)

Net asset value, beginning of period	$8.28		$12.01	$10.00
Income from investment operations:
Net investment loss (2)	(0.01)		(0.06)	(0.18)
Net realized and unrealized gain (loss) on investments and options written and purchased	(1.55)		(2.25)	2.19
Total from investment operations	(1.56)		(2.31)	2.01
Less distributions from:
Net realized gains	—		(1.42)	—
Total distributions	—		(1.42)	—
Paid-in-Capital From Redemption Fees (3)	0.00		0.00	0.00
Net asset value, end of period	$6.72		$8.28	$12.01
Total return (4)	(18.84	)% (5)	(22.14)%	20.10	% (5)
Net assets, at end of period (000s)	$4,491		$5,605	$7,060
Ratio of gross expenses to average net assets (6)	3.50	% (7)	3.38%	3.07	% (7)
Ratio of net expenses to average net assets	2.25	% (7)	2.25%	2.25	% (7)
Ratio of net investment loss to average net assets	(0.18	)% (7)	(0.66)%	(1.65	)% (7)
Portfolio Turnover Rate (8)	0	% (5)	0%	0	% (5)

(1)	Measured Risk Strategy Fund commenced operations on December 28, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(7)	Annualized.

(8)	Long-term purchases and sales noted during the period; however, none were held at the end of any month during the period.

See accompanying notes to financial statements.

MEASURED RISK STRATEGY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	For the
	Six Months Ended		For the	For the
	May 31, 2019		Year Ended	Period Ended
Class I Shares	(Unaudited)		November 30, 2018	November 30, 2017 (1)

Net asset value, beginning of period	$8.32		$12.03	$10.00
Income from investment operations:
Net investment loss (2)	—		(0.04)	(0.15)
Net realized and unrealized gain (loss) on investments and options written and purchased	(1.56)		(2.25)	2.18
Total from investment operations	(1.56)		(2.29)	2.03
Less distributions from:
Net realized gains	—		(1.42)	—
Total distributions	—		(1.42)	—
Paid-in-Capital From Redemption Fees	—		—	0.00	(3)
Net asset value, end of period	$6.76		$8.32	$12.03
Total return (4)	(18.75	)% (5)	(21.91)%	20.30	% (5)
Net assets, at end of period (000s)	$3,526		$4,947	$7,333
Ratio of gross expenses to average net assets (6)	3.25	% (7)	3.13%	2.82	% (7)
Ratio of net expenses to average net assets	2.00	% (7)	2.00%	2.00	% (7)
Ratio of net investment income (loss) to average net assets	0.07	% (7)	(0.42)%	(1.33	)% (7)
Portfolio Turnover Rate (8)	0	% (5)	0%	0	% (5)

(1)	Measured Risk Strategy Fund commenced operations on December 28, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(7)	Annualized.

(8)	Long-term purchases and sales noted during the period; however, none were held at the end of any month during the period.

See accompanying notes to financial statements.

Measured Risk Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2019

1.	ORGANIZATION

Measured Risk Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek total return from capital appreciation and income. The Fund commenced operations on December 28, 2016.

The Fund currently offers Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their respective net asset value per share (“NAV”) as reported by such investment companies. Exchange traded funds (“ETFs”) are valued at the last reported sales price or official closing price. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the NAV. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Measured Risk Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2019

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist from a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Fair Valuation Process. As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Measured Risk Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2019

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2019 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$—	$6,742,792	$—	$6,742,792
Call Options Purchased	—	71,375	—	71,375
Put Options Purchased	775,000	87,500	—	862,500
Short-Term Investment	101,898	—	—	101,898
Total	$876,898	$6,901,667	$—	$7,778,565
Liabilities*	Level 1	Level 2	Level 3	Total
Call Options Written	$—	$39,625	$—	$39,625
Put Options Written	130,000	46,500	—	176,500
Total	$130,000	$86,125	$—	$216,125

There were no transfers between Level 1 and Level 2 during the period.

It is the Fund’s policy to record transfers into or out of any Level at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for industry classifications.

Option Transactions – When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. The cash at the broker for written option contracts is reported on the Statement of Assets and Liabilities. As of May 31, 2019, the Fund had $216,125 open written option contracts.

The Fund may purchase put and call options. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right, but not the obligation, to buy from the writer of the option the security underlying the option at a specified exercise or “strike” price by or before the contract’s expiration. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Derivatives Risk – The Fund may gain exposure to derivatives through investment in derivatives instruments, such as options. The Fund’s exposure to derivative instruments, such as options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative

Measured Risk Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2019

may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using effective yield method. Dividend income and expense are recorded on the ex -dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for Federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions taken on returns filed for the open tax year November 30, 2017 or expected to be taken in the Fund’s November 30, 2018 tax returns and has concluded to date that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Fund identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Measured Risk Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2019

Cash and Cash Equivalents – Cash and cash equivalents are held with a financial institution and include demand deposits and short -term, liquid investments with an original maturity of three months or less. The asset of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

3.	INVESTMENT TRANSACTIONS

For the six months ended May 31, 2019, the costs of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $4,658,342 and $5,985,346, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Measured Risk Portfolios, Inc. (the “Adviser”) serves as the Fund’s investment adviser. Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Fund, manages the Fund’s portfolio, and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets. For the six months ended May 31, 2019, the Fund incurred $61,915 in advisory fees.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 31, 2020, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees) will not exceed 2.25% or 2.00% of the Fund’s average daily net assets attributable to Class A and Class I shares, respectively. Fees waived or reimbursed by the Adviser may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years following when such amounts were waived and/or reimbursed. During the six months ended May 31, 2019, the Adviser waived fees or reimbursed expenses in the amount of $60,763 pursuant to this contractual agreement. The total amount of previously waived fees subject to recapture is $249,261, of which $104,420 will expire November 30, 2020, and $144,841 will expire on November 30, 2021.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). The Board has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for Class A, as amended (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to Class A. Under the Plan, the Fund may pay up to 0.25% per year of the average daily net assets of Class A shares for such distribution and shareholder service activities. For the six months ended May 31, 2019, the Fund incurred $6,725 in distribution fees for Class A shares.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of Gemini Fund Services. For the six months ended May 31, 2019, the Distributor did not receive any underwriter commissions for sales of Class A shares.

Measured Risk Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2019

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund as shown in the Statement of Operations. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund which are included in the compliance officer fees in the Statement of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund which are included in printing and postage expense in the Statement of Operations.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative transactions on the Fund’s Statement of Assets and Liabilities as of May 31, 2019.

Contract Type/Primary Risk Exposure	Statement of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Investment Securities at Value	$933,875
Equity Contract/Equity Price Risk	Options Written	(216,125)

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the six months ended May 31, 2019.

		Net Change in Unrealized
	Realized Loss	Depreciation
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity Contract/Equity Price Risk	$(22,097)	$(102,228)

		Change in Unrealized
	Realized Loss	Appreciation
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity Contract/Equity Price Risk	$(1,856,552)	$90,917

The notional value of the purchased and written options outstanding as of May 31, 2019 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on purchased and written options during the year as disclosed above and within the Statement of Operations serve as indicators of the volume of purchased and written options activity for the Fund.

Measured Risk Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2019

6.	REDEMPTION FEES

The Fund may assess a short- term redemption fee of 1.00% of the total redemption amount if a shareholder sells his or her shares after holding them for less than 60 days. The redemption fee is paid directly to the respective Fund. For the six months ended May 31, 2019, the Fund assessed $5 in redemption fees for Class A shares.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

At May 31, 2019, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost *	Appreciation	Depreciation	(Depreciation)
Measured Risk Strategy Fund	$7,572,068	$—	$(9,628)	$(9,628)

*	Includes $(244,566) of options written proceeds.

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended November 30, 2018 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	November 30, 2018	November 30, 2017
Ordinary Income	$670,612	$—
Long-Term Capital Gain	1,053,247	—
	$1,723,859	$—

There were no distributions for the period ended November 30, 2017.

As of November 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(56,861)	$(3,116,277)	$—	$(9,638)	$(3,182,776)

The difference between book basis and tax basis undistributed net realized gains and unrealized depreciation from investments is primarily attributable to mark-to-market on open 1256 options contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $56,861.

At November 30, 2018, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring		CLCF
Expiring	Short-Term	Long-Term	Total	Utilized
$—	$1,633,108	$1,483,169	$3,116,277	$—

Measured Risk Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2019

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and the reclassification of Fund distributions, resulted in reclassifications for the Fund for the fiscal year ended November 30, 2018 as follows:

Paid
In	Accumulated
Capital	Earnings (Losses)
$(13,528)	$13,528

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2019, TD Ameritrade, Inc. held approximately 99.32% of the voting securities of the Fund.

10.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statements of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets. These amendments have been adopted with these financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

MEASURED RISK STRATEGY FUND
EXPENSE EXAMPLE (Unaudited)
May 31, 2019

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Ending
	Beginning	Account	Annualized	Expenses Paid
	Account Value	Value	Expense	During Period
Actual	12/1/18	5/31/19	Ratio	12/1/18-5/31/19
Measured Risk Strategy Fund
Class A	$1,000.00	$811.60	2.25%	$10.16
Class I	$1,000.00	$812.50	2.00%	$9.04

		Ending
	Beginning	Account	Annualized	Expenses Paid
Hypothetical*	Account Value	Value	Expense	During Period
(5% return before expenses)	12/1/18	5/31/19	Ratio	12/1/18-5/31/19
Measured Risk Strategy Fund
Class A	$1,000.00	$1,013.79	2.25%	$11.30
Class I	$1,000.00	$1,014.96	2.00%	$10.05

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended May 31, 2019 (182), divided by the number of days in the fiscal year (365).

MEASURED RISK STRATEGY FUND
SUPPLEMENTAL INFORMATION (Unaudited)
May 31, 2019

Renewal of the Investment Advisor Agreement – Measured Risk Portfolios, Inc.

In connection with the Meeting of the Board of Trustees (the “Trustees”) of Northern Lights Fund Trust IV (the “Trust”), held on October 18 - 19, 2018, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Measured Risk Portfolios, Inc. (the “Adviser”) and the Trust, with respect to the Measured Risk Strategy Fund (“Fund”). In considering the approval of the Advisory Agreement, the Board received materials that were provided in advance of the Meeting specifically relating to the Advisory Agreement.

The Trustees reviewed and discussed the materials and deliberated on the approval of the Advisory Agreement. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that the Adviser was founded in 2007 and managed approximately $149 million in assets. They reviewed the background of the key investment personnel responsible for servicing the Fund. The Trustees discussed the Adviser’s dedication to the investment process and utilizes specific software and internally compiled data to make determinations regarding when to buy and sell options and that the Adviser’s investment committee meets frequently to discuss reallocation of portfolio assets. The Trustees reviewed the Adviser’s practices for monitoring compliance as set forth in the investment adviser questionnaire responses. The Trust CCO attested to the adequacy of the Adviser’s compliance program. After further discussion, the Trustees concluded that the Adviser continues to have the ability to provide a level of service consistent with their expectations.

Performance. The Trustees discussed the reports prepared by Broadridge and reviewed the performance of the Fund as compared to its peer group, Morningstar category for the one year and since inception periods. The Trustees acknowledged that the Fund outperformed the Morningstar category median during both periods but underperformed the peer group median during both periods. The Trustees took into account the Adviser’s discussion of the performance of the Fund relative to the performance of the funds in its peer group, including the differences between the Fund’s’ investment strategy and the strategy of the funds in the peer group. The Trustees concluded the Fund’s performance was not unreasonable.

Fees and Expenses. As to the costs of the services to be provided by the Adviser, the Trustees reviewed and discussed the Adviser’s advisory fee and total operating expenses as compared to its peer group and Morningstar category as presented in the Broadridge report noting that the 1.25% advisory fee was lower than the Morningstar category average of 1.44% and higher than the peer group average of 0.97%. The Trustees considered the Fund’s net expense ratio and noted that at 2.05%, the Fund’s net expense ratio was marginally higher than the peer group average of 1.35% and lower than the Morningstar category average of 2.09%. The Trustees further noted that this expense ratio is the result of an expense limitation put in place by the

MEASURED RISK STRATEGY FUND
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2019

Adviser. After further discussion, the Trustees concluded that the advisory fee was not unreasonable.

Profitability. The Trustees reviewed the Adviser’s profitability analysis in connection with its management of the Fund, and acknowledged that the Adviser was managing the Fund at a loss. The Trustees concluded, therefore, that the Adviser’s profitability was not excessive.

Economies of Scale. The Trustees noted that economies of scale had not yet been reached. The Trustees noted that consideration of economies of scale would be revisited as Fund assets grow.

Conclusion. Trust Counsel and Counsel to the Independent Trustees assisted the Trustees throughout the Advisory Agreement renewal process. The Trustees relied upon the advice of counsel, and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from the Fund as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees including a majority of the Independent Trustees, determined that, with respect to the Advisory Agreement, (a) the terms of the Advisory Agreement were reasonable; (b) the advisory fee was reasonable; and (c) the Advisory Agreement was in the best interests of the Fund and its respective shareholders, as appropriate.

Conclusion. Having requested and received such information from Measured Risk Portfolio, Inc. as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Advisory Agreement is in the best interests of the Fund and its future shareholders.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies will be available without charge, upon request, by calling 1-855-907-3407 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-907-3407.

ADVISER
Measured Risk Portfolios, Inc.
5405 Morehouse Drive, Suite 230
San Diego, California 92121

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not Applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 8/6/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 8/6/19

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 8/6/19